Property and Equipment	12 Months Ended
Dec. 31, 2023
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:

	December 31,
(in thousands)	2023	2022

Cost:
Laboratory equipment	$2,773	$2,851
Computers	342	276
Office furniture & equipment	249	249
Leasehold improvements	8,669	8,606
Less Assets classified as held for sale	(7,624)	-
Total cost	4,409	11,982
Accumulated depreciation:
Laboratory equipment	1,887	1,432
Computers	264	203
Office furniture & equipment	41	28
Leasehold improvements	678	444
Total accumulated depreciation	2,870	2,107
Depreciated cost	$1,539	$9,875

For the years ended December 31, 2023, 2022 and 2021, depreciation expenses were $835 thousand, $777 thousand and $546 thousand, respectively.